Discontinued Operations	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
Note 12: Discontinued Operations
Summary Financial Information
On January 23, 2015, we made the decision to shut down our Redbox Canada operations as the business was not meeting the Company's performance expectations. On March 31, 2015, we completed the disposal of the Redbox Canada operations. We have reclassified the results of Redbox Canada to discontinued operations for all periods presented in our Consolidated Statements of Comprehensive Income.
In addition to Redbox Canada, during 2013, we discontinued certain new ventures. See below for additional information.
The following table sets forth the components of discontinued operations included in our Consolidated Statements of Comprehensive Income:

	Year Ended December 31,
Dollars in thousands	2014	2013	2012
Redbox Canada revenue	$11,417	$6,816	$1,733
Certain new ventures revenue	100	4,399	2,159
Total revenue	$11,517	$11,215	$3,892

Redbox Canada loss before income tax	$(23,707)	$(19,830)	$(8,121)
Certain new ventures loss before income tax	(1,259)	(54,395)	(16,647)
Total loss before income tax:	(24,966)	(74,225)	(24,768)

Redbox Canada income tax benefit	6,416	5,233	2,270
Certain new ventures income tax benefit	491	21,096	6,425
Total income tax benefit	6,907	26,329	8,695

Redbox Canada loss, net of tax	(17,291)	(14,597)	(5,851)
Certain new ventures loss, net of tax	(768)	(33,299)	(10,222)
Total loss from discontinued operations, net of tax	$(18,059)	$(47,896)	$(16,073)

Redbox Canada
The disposition and operating results of Redbox Canada are presented in discontinued operations in our Consolidated Statements of Comprehensive Income for all periods presented. The following table sets forth the components of discontinued operations included in our Consolidated Statements of Comprehensive Income:

	Year Ended December 31,
Dollars in thousands	2014	2013	2012
Major classes of line items constituting pretax loss of discontinued operations:
Revenue	$11,417	$6,816	$1,733
Direct operating	20,027	18,278	6,297
Marketing	2,947	2,175	1,822
Research and development	—	2	—
General and administrative	1,078	3,088	987
Depreciation and other	7,354	2,760	694
Amortization of intangible assets	38	26	21
Other expense, net	(3,680)	(317)	(33)
Pretax loss of discontinued operations related to major classes of pretax loss	(23,707)	(19,830)	(8,121)
Income tax benefit	6,416	5,233	2,270
Total loss on discontinued operations	$(17,291)	$(14,597)	$(5,851)

We estimate the cash expenditures after March 31, 2015 related to the disposition of Redbox Canada to be approximately $1.0 million. Significant operating and investing cash flows of Redbox Canada were as follows:

	Year Ended December 31,
Dollars in thousands	2014	2013	2012
Net loss on discontinued operations	$(17,291)	$(14,597)	$(5,851)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation and amortization	7,392	2,786	715
Content library	(787)	(410)	(659)
Prepaid and other current assets	(293)	(516)	(3,092)
Accounts payable	627	644	(14)
Accrued payables to retailers	(175)	247	2,023
Other accrued liabilities	(122)	506	807
Net cash flows from operating activities	$(10,649)	$(11,340)	$(6,071)
Investing activities:
Purchase of property, plant and equipment	(5,494)	(9,330)	(12,098)
Total cash flows used in investing activities	$(5,494)	$(9,330)	$(12,098)

Discontinuation of Certain New Ventures
During 2013, we discontinued four new venture concepts; Rubi, Crisp Market, Orango, and Star Studio. As a result, for each concept we estimated the fair value of assets held utilizing a cash flow approach. For each of the concepts and for certain shared service assets used for the new ventures, we estimated the fair value of the assets was zero and recorded impairment charges for each concept. Total asset impairment charges related to the concepts and relevant shared service assets were recorded in 2013 as follows:

Dollars in thousands	Impairment Expense
Rubi	$21,317
Orango	5,551
Crisp Market	289
Star Studio	2,786
Corporate assets utilized for discontinued concepts	2,789
Total impairment expense	$32,732

We completed the wind-down process of all discontinued ventures in 2014. The results of the discontinued ventures and associated impairment and restructuring charges, net of tax, are recorded within loss from discontinued operations, net of tax in our Consolidated Statements of Comprehensive Income (see Note 10: Restructuring). The discontinued concepts did not meet the criteria to be classified as held for sale and accordingly the assets and liabilities are not separately presented in our Consolidated Balance Sheets. The continuing cash flows from these operations after discontinuation are insignificant and are not segregated from cash flows from continuing operations in all periods presented in our Consolidated Statements of Cash Flows.